Earnings (Loss) Per Share - Schedule of Components of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net income (loss) attributable to the Company	$ 1,691,983	$ 858,605	$ (18,170,601)
Weighted average outstanding ordinary shares-Basic	40,859,626	40,231,159	40,175,439
Weighted average outstanding ordinary shares-Basic - dilutive effect of stock options- employees	669,317	92,010
Weighted average outstanding ordinary shares-Basic -dilutive effect of stock options- nonemployees	36,637	10,477
Weighted average outstanding ordinary shares- Diluted	41,565,580	40,333,646	40,175,439
Earnings (loss) per share: Basic	$ 0.04	$ 0.02	$ (0.45)
Earnings (loss) per share: Diluted	$ 0.04	$ 0.02	$ (0.45)